Reporting Segment and Geographic Information - Schedule of Significant Expenses (Details) - Other Operating Segment [Member] - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Significant and other segment expenses:
Salaries and related benefits, including SBC, net		$ 11,596	$ 10,642
Clinical trials, subcontractors and materials, net		3,431	2,732
Professional, legal and marketing expenses		1,678	1,557
Other segment items	[1]	2,251	2,547
Financial expenses (income), net		(315)	(2,132)
Tax on income		164	4
Segment net loss		$ 18,805	$ 15,350

[1]	Other segment items included in segment net loss primarily includes rent and related, depreciation and travel expenses.